Asset retirement obligation (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Details
Asset retirement obligation, beginning of the year	61,813	57,953	54,444
Accretion expense	3,960	3,860	3,509
Costs incurred	(1,213)
Asset retirement obligation, end of the year	64,560	61,813	57,953